INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Summary financial information of associates: (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	$ 1,013,195,740	$ 981,771,027	$ 1,161,729,392
Non-current assets	2,277,908,533	1,939,749,862	1,848,971,215
Total assets	3,291,104,273	2,921,520,889	3,010,700,607
Current liabilities	906,143,994	692,871,296	949,245,134
Non-current liabilities	1,370,563,259	1,307,664,179	1,178,052,821
Total liabilities	2,276,707,253	2,000,535,475	2,127,297,955
Average net financial debt last 4 quarters	1,014,397,020	920,985,414	883,402,652	$ 1,101,413,559
Revenues from ordinary activities	3,224,233,005	2,618,437,052	2,656,878,395
Other comprehensive income	(31,955,107)	(21,166,027)	(170,052,729)
Total comprehensive income	202,689,018	153,345,460	$ (41,593,742)
Envases CMF S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	60,901,350	50,693,046
Non-current assets	54,211,400	54,127,400
Total assets	115,112,750	104,820,446
Current liabilities	44,173,639	35,045,849
Non-current liabilities	28,451,254	27,722,647
Total liabilities	72,624,893	62,768,496
Average net financial debt last 4 quarters	42,487,857	42,051,950
Revenues from ordinary activities	90,421,340	92,308,940
Earnings/Net income before taxes	4,035,917	5,923,727
Earnings/Net income after taxes	3,315,123	4,755,373
Other comprehensive income		29,516
Total comprehensive income	3,315,123	4,784,889
Sorocaba Refrescos S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	70,383,020	39,392,459
Non-current assets	96,984,310	101,420,184
Total assets	167,367,330	140,812,643
Current liabilities	21,500,843	22,951,428
Non-current liabilities	83,198,656	46,453,440
Total liabilities	104,699,499	69,404,868
Average net financial debt last 4 quarters	62,667,831	71,407,775
Revenues from ordinary activities	86,359,384
Earnings/Net income before taxes	36,745,257	58,931,149
Earnings/Net income after taxes	9,742,049	(1,206,475)
Other comprehensive income	(3,129,495)	9,690,233
Total comprehensive income	6,612,554	8,483,758
Kaik Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	582,815
Non-current assets	3,963,771	13,704,046
Total assets	4,546,586	13,704,046
Current liabilities	582,815
Non-current liabilities		34
Total liabilities	582,815	34
Average net financial debt last 4 quarters	3,963,771	13,704,012
Revenues from ordinary activities	281,868	983,452
Earnings/Net income before taxes	281,868	983,452
Earnings/Net income after taxes	281,868
Total comprehensive income	281,868	983,452
SRSA Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	21,952	24,715
Non-current assets	306,906	347,922
Total assets	328,858	372,637
Current liabilities	198,025	222,950
Total liabilities	198,025	222,950
Average net financial debt last 4 quarters	130,833	149,687
Revenues from ordinary activities		146,063
Earnings/Net income before taxes	(1,942)	146,063
Earnings/Net income after taxes	(1,942)	146,063
Other comprehensive income	129,557
Total comprehensive income	127,615	146,063
Leao Alimentos e Bebidas Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	85,684,185	92,747,488
Non-current assets	41,030,182	62,843,154
Total assets	126,714,367	155,590,642
Current liabilities	20,083,787	22,924,938
Non-current liabilities	16,628,702	16,678,828
Total liabilities	36,712,489	39,603,766
Average net financial debt last 4 quarters	90,001,878	115,986,876
Revenues from ordinary activities	74,385,141	84,624,940
Earnings/Net income before taxes	572,537	5,657,251
Earnings/Net income after taxes	(1,875,672)	2,529,341
Other comprehensive income	(92,311,743)	(93,593,890)
Total comprehensive income	(94,187,415)	(91,064,549)
Trop Frutas do Brasil Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets		21,186,620
Non-current assets		28,404,343
Total assets		49,590,963
Current liabilities		14,104,874
Non-current liabilities		13,212,410
Total liabilities		27,317,284
Average net financial debt last 4 quarters		22,273,679
Revenues from ordinary activities		55,434,136
Earnings/Net income before taxes		(2,548,671)
Earnings/Net income after taxes		(2,349,151)
Other comprehensive income		(58,242)
Total comprehensive income		(2,407,393)
Coca-Cola del Valle New Ventures S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	13,483,450	24,548,167
Non-current assets	73,608,982	70,825,265
Total assets	87,092,432	95,373,432
Current liabilities	6,033,729	13,188,225
Total liabilities	6,033,729	13,188,225
Average net financial debt last 4 quarters	81,058,703	82,185,207
Revenues from ordinary activities	31,221,732	29,385,365
Earnings/Net income before taxes	(2,026,410)	(7,822,534)
Earnings/Net income after taxes	739,916	(5,101,497)
Total comprehensive income	$ 739,916	$ (5,101,497)